UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700


Signature, Place and Date of Signing:


/s/John T. Lykouretzos       New York, New York             November 14, 2011
----------------------       ------------------            --------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $1,782,051
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F File Number                    Name

1)       028-11651                  Hoplite Partners, L.P.
2)       028-11652                  Hoplite Offshore Fund, Ltd.


                                                FORM 13F INFORMATION TABLE
                                              Hoplite Capital Management, LLC
                                                     September 30, 2011

COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE

AETNA INC NEW                 COM             00817Y108    14,420     396,800  SH          SHARED      1,2       396,800
AMAZON COM INC                COM             023135106    68,221     315,503  SH          SHARED      1,2       315,503
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108       996      18,800  SH          SHARED      1,2        18,800
BAIDU INC                     SPON ADR REP A  056752108    20,451     191,295  SH          SHARED      1,2       191,295
BERKSHIRE HATHAWAY INC DEL    CL A            084670108       214           2  SH          SHARED      1,2             2
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702       915      12,885  SH          SHARED      1,2        12,885
CARTER INC                    COM             146229109    32,928   1,078,180  SH          SHARED      1,2     1,078,180
CIGNA CORP                    COM             125509109    49,858   1,188,800  SH          SHARED      1,2     1,188,800
COCA COLA ENTERPRISES INC NE  COM             19122T109   106,128   4,265,595  SH          SHARED      1,2     4,265,595
D R HORTON INC                COM             23331A109    16,376   1,811,500  SH          SHARED      1,2     1,811,500
DAVITA INC                    COM             23918K108   110,503   1,763,261  SH          SHARED      1,2     1,763,261
DEVON ENERGY CORP NEW         COM             25179M103    62,970   1,135,825  SH          SHARED      1,2     1,135,825
DIRECTV                       COM CL A        25490A101     1,116      26,400  SH          SHARED      1,2        26,400
EXPRESS SCRIPTS INC           COM             302182100    45,259   1,220,900  SH          SHARED      1,2     1,220,900
FLOWERS FOODS INC             COM             343498101   117,709   6,048,742  SH          SHARED      1,2     6,048,742
HANSEN NAT CORP               COM             411310105    77,635     889,382  SH          SHARED      1,2       889,382
HANSEN NAT CORP               COM             411310105    58,720     672,700      CALL    SHARED      1,2       672,700
HARLEY DAVIDSON INC           COM             412822108    34,832   1,014,635  SH          SHARED      1,2     1,014,635
HUMANA INC                    COM             444859102   109,702   1,508,340  SH          SHARED      1,2     1,508,340
LAUDER ESTEE COS INC          CL A            518439104    33,781     384,569  SH          SHARED      1,2       384,569
LENNAR CORP                   CL A            526057104    19,660   1,452,025  SH          SHARED      1,2     1,452,025
LIBERTY GLOBAL INC            COM SER A       530555101     1,219      33,690  SH          SHARED      1,2        33,690
LOWES COS INC                 COM             548661107    73,959   3,824,148  SH          SHARED      1,2     3,824,148
NEWS CORP                     CL A            65248E104    20,531   1,326,300  SH          SHARED      1,2     1,326,300
NVR INC                       COM             62944T105    28,769      47,633  SH          SHARED      1,2        47,633
PRICELINE COM INC             COM NEW         741503403    63,598     141,498  SH          SHARED      1,2       141,498
PRICESMART INC                COM             741511109    18,347     294,400  SH          SHARED      1,2       294,400
PROGRESSIVE CORP OHIO         COM             743315103    41,645   2,344,871  SH          SHARED      1,2     2,344,871
QUALCOMM INC                  COM             747525103    94,929   1,952,066  SH          SHARED      1,2     1,952,066
RESEARCH IN MOTION LTD        COM             760975102    38,367   1,890,000      CALL    SHARED      1,2     1,890,000
SARA LEE CORP                 COM             803111103    67,804   4,147,051  SH          SHARED      1,2     4,147,051
SARA LEE CORP                 COM             803111103       818      50,000      CALL    SHARED      1,2        50,000
SBA COMMUNICATIONS CORP       COM             78388J106     3,282      95,173  SH          SHARED      1,2        95,173
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106    24,875     940,100  SH          SHARED      1,2       940,100
SHERWIN WILLIAMS CO           COM             824348106   130,128   1,750,910  SH          SHARED      1,2     1,750,910
TARGET CORP                   COM             87612E106    84,623   1,725,593  SH          SHARED      1,2     1,725,593
TEEKAY CORPORATION            COM             Y8564W103    25,501   1,127,868  SH          SHARED      1,2     1,127,868
VALEANT PHARMACEUTICALS INTL  COM             91911K102     5,029     135,500  SH          SHARED      1,2       135,500
YUM BRANDS INC                COM             988498101    76,233   1,543,500  SH          SHARED      1,2     1,543,500




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